Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015

Federal
Current	$2,086	$2,585	$1,956
Deferred	(1,180)	(711)	(223)

Federal income tax	906	1,874	1,733

State
Current	201	337	346
Deferred	157	(50)	18

State income tax	358	287	364

Total income tax provision	$1,264	$2,161	$2,097

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Tax at statutory rate	$2,631	$2,837	$2,810
State income tax, at statutory rates, net of federal tax benefit	281	244	237
Tax effect of
Revaluation of tax related assets and liabilities(a)	(910)	–	–
Tax credits and benefits, net of related expenses	(774)	(710)	(700)
Tax-exempt income	(200)	(196)	(201)
Noncontrolling interests	(12)	(20)	(19)
Nondeductible legal and regulatory expenses	213	30	–
Other items	35 (b)	(24)	(30	)(c)

Applicable income taxes	$1,264	$2,161	$2,097
(a)	In late 2017, tax reform legislation was enacted that, among other provisions, reduced the federal statutory rate for corporations from 35 percent to 21 percent effective in 2018. In accordance with generally accepted accounting principles, the Company revalued its deferred tax assets and liabilities at December 31, 2017, resulting in an estimated net tax benefit of $910 million, which the Company recorded in 2017.
(b)	Includes excess tax benefits associated with stock-based compensation under accounting guidance effective January 1, 2017. Previously, these benefits were recorded in capital surplus.
(c)	Includes the resolution of certain tax matters with taxing authorities in the first quarter of 2015.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Balance at beginning of period	$302	$243	$267
Additions (reductions) for tax positions taken in prior years	3	57	(17)
Additions for tax positions taken in the current year	9	12	13
Exam resolutions	(23)	(6)	(17)
Statute expirations	(4)	(4)	(3)

Balance at end of period	$287	$302	$243

Significant Components of the Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2017	2016

Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$2,249	$971
Allowance for credit losses	1,116	1,667
Accrued expenses	468	806
Partnerships and other investment assets	252	521
Securities available-for-sale and financial instruments	111	220
Stock compensation	79	120
Pension and postretirement benefits	–	394
Other deferred tax assets, net	215	291

Gross deferred tax assets	4,490	4,990

Deferred Tax Liabilities
Leasing activities	(2,277)	(3,096)
Goodwill and other intangible assets	(693)	(962)
Mortgage servicing rights	(604)	(883)
Loans	(160)	(234)
Pension and postretirement benefits	(20)	–
Fixed assets	(4)	(60)
Other deferred tax liabilities, net	(131)	(113)

Gross deferred tax liabilities	(3,889)	(5,348)
Valuation allowance	(128)	(121)

Net Deferred Tax Asset (Liability)	$473	$(479)